Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Text Block1 [Abstract]
Trade and Other Receivables
12.	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2020	2019
	US$’000	US$’000
Trade receivables	83,485	75,627
Less: Loss allowances	(1,414)	(1,550)
Trade receivable, net	82,071	74,077
Other receivables	6,227	6,986
Less: Loss allowances	(35)	(118)
Other receivable, net	6,192	6,868

12(a) Movement in the loss allowance on trade receivables

	2020	2019
	US$’000	US$’000
At January 1	1,550	1,657
Charge for the year	227	72
Write-off	(339)	(1)
Unused amounts reversed	(147)	(194)
Currency translation adjustment	102	19
Reclassification	21	(3)
At December 31	1,414	1,550

12.TRADE AND OTHER RECEIVABLES (continued)

12(b)Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2020
Expected loss rate	1.69%	0.16%	1.23%	2.80%	6.92%	15.91%	66.48%
Gross carrying amount - trade receivables	83,485	69,336	9,557	2,751	159	44	1,638
Loss allowances	1,414	112	118	77	11	7	1,089
Trade receivable, net	82,071	69,224	9,439	2,674	148	37	549

December 31, 2019
Expected loss rate	2.05%	0.14%	0.76%	3.75%	9.52%	23.89%	75.97%
Gross carrying amount - trade receivables	75,627	59,867	9,979	3,759	294	180	1,548
Loss allowances	1,550	86	76	141	28	43	1,176
Trade receivable, net	74,077	59,781	9,903	3,618	266	137	372

12(c) Accounting policy for impairment of trade receivables

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on the Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.

12(d)Material collateral obtained

The Company obtained collateral in respect of doubtful receivables from customers. The collateral takes the form of a lien over the customer’s assets and gives the Company a claim on these assets for the doubtful receivables.

In March 2017, a lawsuit was filed by a debtor to rescind the foreclosure that the Company has undertaken on the collateral in Thailand. The Company’s foreclosure prevailed according to the judgement from the Appeal Court on November 28, 2017. The debtor’s petition reached to the Supreme Court on June 19, 2018, and was denied on March 27, 2019. The Company performed a valuation to determine the fair value of the collateral. As of December 31, 2019, the fair value of the collateral was $1,339, which was lower than the amount of the associated delinquent account, and the Company recognized an impairment loss of $30 in other operating expenses, accordingly. In June 2020, the collateral was auctioned off and the Company received payment of $1,060 to settle the net amount of $1,242 owed by the customer that was net of allowance of $111. The Company recognized an additional loss of $182 for the year ended December 31, 2020.

See Note 27(b) credit risk of trade receivables for discussions on how the Company manages and measures credit quality of trade receivables that are neither past due nor impaired.

12(e)Other receivables pledged as collateral

The carrying amounts of other receivables pledged as collateral against credit facilities received from financial institutions are disclosed in Note 27(e)(ii).